Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	sst1_SupplementTextBlock
SCHWAB STRATEGIC TRUST

Schwab Fixed-Income ETFs

Schwab Short-Term U.S. Treasury ETF™

Schwab Intermediate-Term U.S. Treasury ETF™

Supplement dated December 28, 2016 to the Prospectus and Statement of Additional Information (SAI), both dated April 29, 2016, as supplemented June 30, 2016, October 7, 2016, and December 15, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective December 29, 2016, the management fees of the Schwab Short-Term U.S. Treasury ETF and the Schwab Intermediate-Term U.S. Treasury ETF will be reduced, as follows:

	Current Management Fee	New Management Fee
Schwab Short-Term U.S. Treasury ETF	0.08%	0.06%
Schwab Intermediate-Term U.S. Treasury ETF	0.09%	0.06%

Accordingly, the following changes to the Prospectus and SAI are effective December 29, 2016:

1. Schwab Short-Term U.S. Treasury ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 4 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

2. Schwab Intermediate-Term U.S. Treasury ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

Schwab Short-Term U.S. Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst1_SupplementTextBlock
SCHWAB STRATEGIC TRUST

Schwab Fixed-Income ETFs

Schwab Short-Term U.S. Treasury ETF™

Supplement dated December 28, 2016 to the Prospectus and Statement of Additional Information (SAI), both dated April 29, 2016, as supplemented June 30, 2016, October 7, 2016, and December 15, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective December 29, 2016, the management fees of the Schwab Short-Term U.S. Treasury ETF and the Schwab Intermediate-Term U.S. Treasury ETF will be reduced, as follows:

	Current Management Fee	New Management Fee
Schwab Short-Term U.S. Treasury ETF	0.08%	0.06%

Accordingly, the following changes to the Prospectus and SAI are effective December 29, 2016:

1. Schwab Short-Term U.S. Treasury ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 4 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab Short-Term U.S. Treasury ETF | Schwab Short-Term U.S. Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.06%
1 year	rr_ExpenseExampleYear01	$ 6
3 years	rr_ExpenseExampleYear03	19
5 years	rr_ExpenseExampleYear05	34
10 years	rr_ExpenseExampleYear10	$ 77
Schwab Intermediate-Term U.S. Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst1_SupplementTextBlock
SCHWAB STRATEGIC TRUST

Schwab Fixed-Income ETFs

Schwab Intermediate-Term U.S. Treasury ETF™

Supplement dated December 28, 2016 to the Prospectus and Statement of Additional Information (SAI), both dated April 29, 2016, as supplemented June 30, 2016, October 7, 2016, and December 15, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective December 29, 2016, the management fees of the Schwab Short-Term U.S. Treasury ETF and the Schwab Intermediate-Term U.S. Treasury ETF will be reduced, as follows:

	Current Management Fee	New Management Fee
Schwab Intermediate-Term U.S. Treasury ETF	0.09%	0.06%

Accordingly, the following changes to the Prospectus and SAI are effective December 29, 2016:

2. Schwab Intermediate-Term U.S. Treasury ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.06
Other expenses	None

Total annual fund operating expenses	0.06

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$6	$19	$34	$77

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab Intermediate-Term U.S. Treasury ETF | Schwab Intermediate-Term U.S. Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.06%
1 year	rr_ExpenseExampleYear01	$ 6
3 years	rr_ExpenseExampleYear03	19
5 years	rr_ExpenseExampleYear05	34
10 years	rr_ExpenseExampleYear10	$ 77